Consolidated Balance Sheets (Parentheticals) - $ / shares	Dec. 31, 2016	Dec. 31, 2015
Preferred stock, par value (in dollars per share)	$ 0.00067	$ 0.00067
Preferred stock, shares authorized (in shares)	50,000,000	50,000,000
Preferred stock, shares issued (in shares)	0	0
Preferred stock, shares outstanding (in shares)	0	0
Common stock, par value (in dollars per share)	$ 0.00067	$ 0.00067
Common stock, shares authorized (in shares)	200,000,000	200,000,000
Common stock, shares issued (in shares)	92,975,970	85,648,015